SHARE-BASED COMPENSATION - Share-based compensation attributable to selling and marketing, research and development and general and administrative expenses of discontinued operations (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based compensation recorded by Group [Line Items]
Share-based compensation expenses from continuing operations	$ 8,469	$ 15,320	$ 8,580
Selling expenses
Share-based compensation recorded by Group [Line Items]
Share-based compensation expenses from continuing operations	50	185	524
Research and development expenses
Share-based compensation recorded by Group [Line Items]
Share-based compensation expenses from continuing operations	510	990	1,118
General and administrative expenses
Share-based compensation recorded by Group [Line Items]
Share-based compensation expenses from continuing operations	$ 7,909	$ 14,145	$ 6,938